LEASES – AS A LESSEE (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases As Lessee
Cash proceeds from lease	¥ 571,644	¥ 59,688
Assets sold amounted		784,676
Gain realized from lease		¥ 24,988